CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (loss) before tax	$ 5,531	$ (161,452)	$ (156,435)
Adjustments to reconcile profit (loss)
Depreciation expense	638	703	598
Amortization expense	75	63	47
Interest income	(9,498)	(2,029)	(131)
Interest expense	15	8	9
Net (gains) losses on financial liabilities at fair value through profit or loss	(1,641)	93,777	150,745
Share-based payment transactions	3,210	2,175	1,782
Recognition of listing expense	0	65,264	0
Changes in operating assets and liabilities
Accounts receivable	759	(1,479)	(1,059)
Current contract assets	866	(3,701)	0
Other receivables	3	(3)	7
Other receivables – related parties	0	0	16
Inventories	12	43	0
Other current assets	662	(4,418)	(78)
Current contract liabilities	2,366	4,783	4,108
Other payables	1,050	772	1,653
Other payables – related parties	(12)	(2)	(11)
Current provisions	565	897	586
Other current liabilities	27	(80)	255
Net defined benefit liability, non-current	3	1	0
Cash inflow (outflow) generated from operations	4,631	(4,678)	2,092
Interest received	9,464	1,724	129
Interest paid	(15)	(8)	(9)
Income tax paid	(502)	(343)	(664)
Net cash flows from (used in) operating activities	13,578	(3,305)	1,548
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at amortized cost	(196,100)	(30,000)	0
Proceeds from disposal of financial assets at amortized cost	195,800	0	0
Acquisition of property, plant and equipment	(289)	(165)	(154)
Acquisition of intangible assets	(33)	(93)	(32)
Increase in guarantee deposits paid	(15)	0	(27)
Net cash flows used in investing activities	(637)	(30,258)	(213)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principal portion of lease liabilities	(435)	(457)	(393)
Employee stock options exercised	0	5,592	330
Proceed received upon recapitalization	0	112,893	0
Payments to acquire treasury shares	(51,064)	0	0
Net cash flows from (used in) financing activities	(51,499)	118,028	(63)
Effects of exchange rates changes on cash and cash equivalents	(187)	(2,302)	163
Net increase (decrease) in cash and cash equivalents	(38,745)	82,163	1,435
Cash and cash equivalents at beginning of year	162,616	80,453	79,018
Cash and cash equivalents at end of year	$ 123,871	$ 162,616	$ 80,453